Subsequent events (Narrative) (Details) - Subsequent Events [Member] $ in Millions	1 Months Ended
	Feb. 18, 2026 USD ($) $ / shares	Feb. 18, 2026 USD ($)	Jan. 29, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividend declared per share | $ / shares	$ 0.055
Namdini Gold Mine [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR acquired			1.00%
Savannah Mining Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of remaining interest			50.00%
Total percentage of NSR held			2.00%
Investments in royalty, payment			$ 103.5
Gold Fields Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of NSR acquired		1.50%
Investments in royalty, payment		$ 115.0
Payments for deferred payment obligations		52.0
Contractual cash flow receivable	$ 60.0	60.0
Gold Fields Limited [Member] | First tranche [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contractual cash flow receivable	30.0	30.0
Gold Fields Limited [Member] | Upon production of an aggregate of 100,000 ounces [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contractual cash flow receivable	$ 30.0	$ 30.0